EQUITY - Non-Controlling Interests (Details) - Backhaul Network Services Inc. $ in Millions, $ in Millions			12 Months Ended
	Jun. 20, 2025 USD ($)	Jun. 20, 2025 CAD ($)	Dec. 31, 2025 CAD ($)
Disclosure of subsidiaries [line items]
Non-controlling interest in subsidiaries sold	49.90%	49.90%
Voting rights of non-controlling interest in subsidiaries sold	0.20	0.20
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	$ 4,850	$ 6,700
Non-controlling interest in subsidiaries, debt leverage ratio, maximum	3.25	3.25
Annual rate of return to non-controlling interest in subsidiaries for repurchase of ownership interest	8.00%	8.00%
Agreement with non-controlling interest in subsidiaries, initial term	25 years	25 years
Non-controlling interest in subsidiaries, quarterly pro rata cash distributions, period	5 years	5 years
Annual rate of return to non-controlling interest in subsidiaries	7.00%	7.00%
Dividends paid to non-controlling interests			$ 133